Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	GUINNESS ATKINSON FUNDS
Entity Central Index Key	0000919160
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 08, 2019
Document Effective Date	Nov. 08, 2019
Prospectus Date	Nov. 06, 2019